UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  November 15, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:       $145,063
                                             (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     4898   127890 SH       DEFINED                     0        0   127890
AMEDISYS INC                   COM              023436108     1539    39120 SH       DEFINED                     0        0    39120
AMETEK INC (NEW)               COM              031100100     1749    39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     1715    46040 SH       DEFINED                     0        0    46040
APOLLO GROUP INC CL A          COM              037604105     3876    89730 SH       DEFINED                     0        0    89730
APTARGROUP                     COM              038336103     1777    45650 SH       DEFINED                     0        0    45650
ARCHER-DANIELS MIDLAND CO      COM              039483102     4414   107250 SH       DEFINED                     0        0   107250
BARD C R INC                   COM              067383109     5655    58660 SH       DEFINED                     0        0    58660
BORG WARNER INC                COM              099724106     1675    38920 SH       DEFINED                     0        0    38920
CHECKPOINT SYS INC             COM              162825103     1912    71220 SH       DEFINED                     0        0    71220
COPART INC                     COM              217204106     1440    37160 SH       DEFINED                     0        0    37160
CORNING INC                    COM              219350105     4737   197050 SH       DEFINED                     0        0   197050
DANAHER CORP                   COM              235851102     4804    63190 SH       DEFINED                     0        0    63190
EXXON MOBIL CORP               COM              30231G102     5124    60580 SH       DEFINED                     0        0    60580
FMC CORP (NEW)                 COM              302491303     1760    31710 SH       DEFINED                     0        0    31710
FEDERATED INVESTORS            COM              314211103     1618    41330 SH       DEFINED                     0        0    41330
FOREST OIL COR COM PAR $0.01   COM              346091705     1773    36210 SH       DEFINED                     0        0    36210
FOSSIL INC                     COM              349882100     1581    51760 SH       DEFINED                     0        0    51760
GEN DYNAMICS CORP              COM              369550108     3831    45950 SH       DEFINED                     0        0    45950
GRACO INC                      COM              384109104     1782    49140 SH       DEFINED                     0        0    49140
HELMERICH & PAYNE              COM              423452101     1877    40040 SH       DEFINED                     0        0    40040
HENRY JACK & ASSOC INC         COM              426281101     1757    71220 SH       DEFINED                     0        0    71220
HEWLETT PACKARD CORP           COM              428236103     4577   100250 SH       DEFINED                     0        0   100250
JOHNSON & JOHNSON              COM              478160104     4516    69610 SH       DEFINED                     0        0    69610
JOY GLOBAL INC                 COM              481165108     5226    80210 SH       DEFINED                     0        0    80210
KIRBY CORP                     COM              497266106     2104    36920 SH       DEFINED                     0        0    36920
MANITOWOC INC                  COM              563571108     4538   111220 SH       DEFINED                     0        0   111220
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1796    37220 SH       DEFINED                     0        0    37220
METLIFE INC                    COM              59156R108     5047    83760 SH       DEFINED                     0        0    83760
MICROS SYS INC                 COM              594901100     1779    52860 SH       DEFINED                     0        0    52860
NASDAQ OMX GROUP INC           COM              631103108     1644    42530 SH       DEFINED                     0        0    42530
NIKE INC CL B                  COM              654106103     5649    83070 SH       DEFINED                     0        0    83070
NOKIA CORP SPONSORED ADR       COM              654902204     4351   136680 SH       DEFINED                     0        0   136680
OCCIDENTAL PETROLEUM           COM              674599105     4958    67760 SH       DEFINED                     0        0    67760
PEDIATRIX MEDICAL              COM              705324101     1744    25880 SH       DEFINED                     0        0    25880
PROASSURANCE CORP              COM              74267C106     1587    29490 SH       DEFINED                     0        0    29490
SATYAM COMPUTER SERVICES-ADR   COM              804098101     4003   177210 SH       DEFINED                     0        0   177210
STEEL DYNAMICS INC             COM              858119100     2055    62200 SH       DEFINED                     0        0    62200
STRYKER CORP                   COM              863667101     3852    59220 SH       DEFINED                     0        0    59220
SYBASE INC                     COM              871130100     1662    63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     1704    80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1705   102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     5398   163220 SH       DEFINED                     0        0   163220
TEAM INC                       COM              878155100     1535    56210 SH       DEFINED                     0        0    56210
TRIQUINT SEMICONDUCTOR         COM              89674K103      991   195850 SH       DEFINED                     0        0   195850
TUPPERWARE BRANDS CORP         COM              899896104     1553    40160 SH       DEFINED                     0        0    40160
W-H ENERGY SERVICES INC        COM              92925E108     1865    27095 SH       DEFINED                     0        0    27095
WESTERN DIGITAL CORP           COM              958102105     4603   170240 SH       DEFINED                     0        0   170240
WOODWARD GOVERNOR CO           COM              980745103     1610    60240 SH       DEFINED                     0        0    60240
HERBALIFE LTD                  COM              G4412G101     1717    36140 SH       DEFINED                     0        0    36140